Segment Reporting - Schedule of Tables Present Summary Information by Segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cryptocurrency Mining Segment [Member]
Segment Reporting Information [Line Items]
Revenues,Continuing	$ 12,764
Revenues,Discontinued		$ 193
Cost of revenues,Continuing	(12,703)
Cost of revenues,Discontinued		(205)
Segment gross profit (loss),Continuing	61
Segment gross profit (loss),Discontinued		(12)
Salaries and benefits expenses,Continuing	(362)
Salaries and benefits expenses,Discontinued		(509)
Professional services expenses,Continuing	(790)
Professional services expenses,Discontinued		(1,445)
Other segment expenses,Continuing	(864)
Other segment expenses,Discontinued		(347)
Interest income (expenses), net,Continuing	4
Interest income (expenses), net,Discontinued		(62)
Other income, net,Continuing
Other income, net,Discontinued		73
Income from long-term investments,Discontinued		23,647
Loss from disposal,Discontinued		(1,447)
Income tax expense,Continuing	(5)
Segment net loss,Continuing	(1,956)
Segment net loss,Discontinued		$ (19,898)
Air Travel Media Network Segment [Member]
Segment Reporting Information [Line Items]
Revenues,Discontinued	104
Cost of revenues,Discontinued	(201)
Segment gross profit (loss),Discontinued	(97)
Salaries and benefits expenses,Discontinued	(312)
Professional services expenses,Discontinued	(447)
Other segment expenses,Discontinued	(510)
Interest income (expenses), net,Discontinued	(18)
Other income, net,Discontinued	1,345
Income tax expense,Discontinued
Segment net loss,Discontinued	$ (39)